Contract Assets and Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Contract Assets and Liabilities [Abstract]
Schedule of Contract Assets and Liabilities
	As of
	March 31, 2025	March 31, 2024
	US$’000	US$’000
Contract assets	24,969	14,806
Contract liabilities	630	3,674